Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Subsequent Events (Textuals)
Cash dividend declared	$ 0.25
Quarterly cash dividend per share declared		$ 0.24	$ 0.24	$ 0.96	$ 0.96	$ 0.96
Dividend Declared
Subsequent Events (Textuals)
Quarterly cash dividends declared	$ 4.9